UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 16, 2006 to September 15, 2006

Commission File Number of issuing entity: 333-126790-15


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173334, 32-0173335, 32-0173336
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Revolving Home Equity Loan Asset Backed Notes, Series 2006-C.

         The revised investor report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Revised Investor Report, relating to September 15, 2006 distribution period is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-C (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: March 26, 2007

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Revised Investor Report, September 15, 2006



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                               September 15, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Group Report 1   ----------------------------------------------- 10
Delinquency Group Report 2   ----------------------------------------------- 10
Delinquency Group Total Report   ------------------------------------------- 10
Bankruptcy Group Report   -------------------------------------------------- 11
Foreclosure Group Report   ------------------------------------------------- 11
REO Group Report   --------------------------------------------------------- 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                            Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                     Email: keith.r.richardson@bankofny.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                                         September 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                       DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL          BEGINNING                                                                                ENDING
             FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE             BALANCE           PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A          520,000,000.00      472,974,548.91    15,404,919.34     2,244,132.85   17,649,052.19    0.00     0.00    457,569,629.57
2A        1,330,000,000.00    1,172,559,201.83    50,785,279.49     5,563,467.70   56,348,747.19    0.00     0.00  1,121,773,922.34
AIO       1,097,150,072.00      850,079,539.00             0.00     2,833,598.46    2,833,598.46    0.00     0.00    850,079,539.00
C                     0.00                0.00             0.00     1,865,970.45    1,865,970.45    0.00     0.00              0.00
R1                    0.00                0.00             0.00             0.00            0.00    0.00     0.00              0.00
R2                  100.00                0.00             0.00             0.00            0.00    0.00     0.00              0.00
TOTALS    2,947,150,172.00    2,495,613,289.74    66,190,198.83    12,507,169.46   78,697,368.29    0.00     0.00  2,429,423,090.91
AIO1        273,101,927.00      210,077,355.00             0.00       700,257.85      700,257.85    0.00     0.00    210,077,355.00
AIO2        824,048,145.00      640,002,184.00             0.00     2,133,340.61    2,133,340.61    0.00     0.00    640,002,184.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CURRENT
                             BEGINNING                                                          ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST       TOTAL            PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A           126685DH6      909.56644021    29.62484489   4.31564010     33.94048498      879.94159533           5.510000%
2A           126685DJ2      881.62346002    38.18442067   4.18305842     42.36747909      843.43903935           5.510000%
AIO          126685DK9      774.80698466     0.00000000   2.58268995      2.58268995      774.80698466           3.674064%
R2           126685DN3        0.00000000     0.00000000   0.00000000      0.00000000        0.00000000           0.000000%
TOTALS                      846.78864126    22.45905195   4.24381817     26.70287013      824.32958931
AIO1            N/A         769.22692310     0.00000000   2.56408974      2.56408974      769.22692310           4.000000%
AIO2            N/A         776.65630083     0.00000000   2.58885433      2.58885433      776.65630083           4.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                                         September 15, 2006
General Information:
Record Date                                                                                                          09/14/2006
LIBOR Determination Date                                                                                             08/11/2006
Payment Date                                                                                                         09/15/2006
Determination Date                                                                                                   09/12/2006
Interest Period
Beginning                                                                                                            08/15/2006
Ending                                                                                                               09/14/2006
Number of Days in Interest Period                                                                                            31
Collection Period
Beginning                                                                                                            08/01/2006
Ending                                                                                                               08/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                               13,438,805.55
Principal payments on Mortgage Loans                                                                              89,769,480.05
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                1,382,757.74
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                           59,470.40
Others                                                                                                                23,408.82
Total Deposits                                                                                                   104,673,922.56

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                            103,868,166.52
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      805,756.04
Total Withdrawals                                                                                                104,673,922.56

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                  103,868,166.52
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                                    0.00
Total Deposits                                                                                                   103,868,166.52

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                103,868,166.52
Total Withdrawals                                                                                                103,868,166.52

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00


Cash Released from Principal Reserve Fund                                                                                  0.00


DISTRIBUTIONS


Amounts to be Distributed                                                                                        103,868,166.52

Group 1

Investor Interest Collections                                                                                      3,556,695.72


Principal Collections                                                                                             15,404,919.34

Subordinated Transferor Collections                                                                                  565,007.56

Credit Enhancement Draw Amount                                                                                             0.00

Group 2

Investor Interest Collections                                                                                      9,116,043.34
Principal Collections                                                                                             50,784,251.35

Subordinated Transferor Collections                                                                                1,300,950.96

Credit Enhancement Draw Amount                                                                                             0.00
Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                            197,072.78
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           197,072.78

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   315,751.91
Amount paid to the Loan Insurance Policy Provider                                                                    315,751.91

Premium amount owing to the Insurer                                                                                   47,297.45
Premium amount paid to the Insurer                                                                                    47,297.45

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            488,565.67
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           488,565.67

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   489,912.83
Amount paid to the Loan Insurance Policy Provider                                                                    489,912.83

Premium amount owing to the Insurer                                                                                  117,255.92
Premium amount paid to the Insurer                                                                                   117,255.92

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer


Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                       2,244,132.85
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                         2,244,132.85
Aggregate Investor Interest paid to Class 1-A Note                                                                 2,244,132.85
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                         0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                               0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                       5,563,467.70
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                         5,563,467.70
Aggregate Investor Interest paid to Class 2-A Note                                                                 5,563,467.70
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                         0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                               0.00


Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                        0.00
Investor Loss Amount paid to Class 1-A Note                                                                                0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Redution Amount paid to Class 1-A Note                                                                       0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                     15,404,919.34
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                             15,404,919.34

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                    1,028.14
Investor Loss Amount paid to Class 2-A Note                                                                            1,028.14

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Redution Amount paid to Class 2-A Note                                                                       0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                     50,784,251.35
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                             50,784,251.35

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                         0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer
Group 1
Amount distributed to Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                         11.93
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                          1,586.19
Required Transferor Subordinated Amount                                                                            2,600,007.93
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections
and Transferor Principal Collections                                                                                      11.93

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                    0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                              100.00%
Liquidation loss amounts for Morgage Loans                                                                                 0.00
Investor Loss Amount for Class 1-A Note                                                                                    0.00

Group 2
Amount distributed to Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                         -1,586.19
Required Transferor Subordinated Amount                                                                            6,649,992.07
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                1,028.14
Investor Floating Allocation Percentage for Class 2-A Note                                                              100.00%
Liquidation loss amounts for Morgage Loans                                                                             1,028.14
Investor Loss Amount for Class 2-A Note                                                                                1,028.14

Delinquent Mortgage Loans

Delinquency Group Report 1
                            Number     Principal        Percentage
                           of Loans     Balance

30 to 59 Days Delinquent      52        2,205,089.80     0.48%
60 to 89 Days Delinquent      20        1,042,122.45     0.23%
90 to 179 Days Delinquent     22          818,689.33     0.18%
180 to 269 Days Delinquent     1           48,750.00     0.01%
270 Plus Days Delinquent       0                0.00     0.00%
Total                         95        4,114,651.58     0.90%

 Delinquency Group Report 2
                             Number      Principal    Percentage
                            of Loans      Balance

30 to 59 Days Delinquent     113       10,286,625.90     0.92%
60 to 89 Days Delinquent      41        4,115,146.86     0.37%
90 to 179 Days Delinquent     52        4,359,023.99     0.39%
180 to 269 Days Delinquent     7          649,400.00     0.06%
270 Plus Days Delinquent       0                0.00     0.00%
Total                        213       19,410,196.75     1.73%

Delinqency Group Total Report
                            Number    Principal        Percentage
                           of Loans    Balance

30 to 59 Days Delinquent    165       12,491,715.70      0.79%
60 to 89 Days Delinquent     61        5,157,269.31      0.33%
90 to 179 Days Delinquent    74        5,177,713.32      0.33%
180 to 269 Days Delinquent    8          698,150.00      0.04%
270 Plus Days Delinquent      0                0.00      0.00%
Total                       308       23,524,848.33      1.49%

The delinquency buckets above include Bankruptcies, Foreclosures and REOs.

Bankruptcies
Bankruptcy Group Report
Group Number    Number of Loans    Principal Balance    Percentage
        1              2               39,849.62          0.01%
        2              2               83,325.29          0.01%
   Total               4              123,174.91          0.01%
Foreclosures
Foreclosure Group Report
Group Number    Number of Loans    Principal Balance    Percentage
        1              2              79,500.00           0.02%
        2              7             890,414.23           0.08%
   Total               9             969,914.23           0.06%

REO Properties
REO Group Report
Group Number    Number of Loans    Principal Balance    Percentage
      1                0                    0.00          0.00%
      2                0                    0.00          0.00%
Total                  0                    0.00          0.00%
Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                    0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                        0
Asset Balance                                                                                                             0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                       0
Balance                                                                                                                   0.00

Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                    0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                        0
Asset Balance                                                                                                             0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                       0
Balance                                                                                                                   0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                        0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                           1,382,757.74

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                    472,976,135.10
Prefunding Amt                                                                                                            0.00
Ending Loan Group Balance                                                                                       457,571,215.76
Change in Loan Group Balance                                                                                     15,404,919.34
Principal Collections                                                                                            21,235,804.01
Liquidation Loss Amount                                                                                                   0.00
Liquidation Recovery Amount                                                                                               0.00
Cumulative Liquidation Loss Amount                                                                                        0.00
Additional Balances during Collection Period                                                                      5,830,884.67
Balance Check                                                                                                             0.00

Group 2
Beginning Loan Group Balance                                                                                  1,172,557,615.64
Prefunding Amt                                                                                                            0.00
Ending Loan Group Balance                                                                                     1,121,772,336.15
Change in Loan Group Balance                                                                                     50,785,279.49
Principal Collections                                                                                            69,959,611.50
Liquidation Loss Amount                                                                                               1,028.14
Liquidation Recovery Amount                                                                                               0.00
Cumulative Liquidation Loss Amount                                                                                    1,028.14
Additional Balances during Collection Period                                                                     19,175,360.15
Balance Check                                                                                                             0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                             1,586.19
Allocated Transferor Interest (Ending)                                                                                1,586.19

Interest payments on Morgage Loans                                                                                3,753,780.43
Net Liquidation Proceeds (Allocable to Interest)                                                                          0.00
Insurance Proceeds (Allocable to Interest)                                                                                0.00
Servicer Advance (Allocable to Interest)                                                                                  0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                            0.00
Residual Advance                                                                                                          0.00
Total Interest                                                                                                    3,753,780.43
Servicing Fee                                                                                                       197,072.78
Investor Interest Collections                                                                                     3,556,695.72

Beginning Loan Group Balance                                                                                    472,976,135.10
Principal payments on Morgage Loans                                                                              21,235,804.01
Net Liquidation Proceeds (Allocable to Principal)                                                                         0.00
Insurance Proceeds (Allocable to Principal)                                                                               0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                               0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                           0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                             0.00
Transfer Deposit Amount                                                                                                   0.00
Total Principal                                                                                                  21,235,804.01
Investor Principal Collections                                                                                   21,235,804.01
Additional Balances                                                                                               5,830,884.67
Ending Principal Balances                                                                                       457,571,215.76
Total Collections                                                                                                24,792,511.66
Scheduled Principal Payment                                                                                      15,404,919.34

Mortgage Loans Average Daily Balance                                                                            471,413,793.43
Number of Mortgage Loans at beginning of Collection Period                                                           12,402.00
Number of Mortgage Loans at end of Collection Period                                                                 12,007.00
Loan Group Balance at beginning of Collection Period                                                            472,976,135.10
Loan Group Balance at end of Collection Period                                                                  457,571,215.76

Note Principal Balance of the Class 1-A Note                                                                    457,569,629.57
Original Note Principal Balance of the Class 1-A Note                                                           520,000,000.00
Class 1-A Factor                                                                                                          0.88

Weighted average remaining term of Morgage Loans                                                                        291.69
Weighted Average Loan Rate                                                                                          10.018514%
Weighted Average Net Loan Rate                                                                                       8.390514%

Excess Interest                                                                                                     565,007.56

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                            -1,586.19
Allocated Transferor Interest (Ending)                                                                               -1,586.19

Interest payments on Morgage Loans                                                                                9,604,609.01
Net Liquidation Proceeds (Allocable to Interest)                                                                          0.00
Insurance Proceeds (Allocable to Interest)                                                                                0.00
Servicer Advance (Allocable to Interest)                                                                                  0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                            0.00
Residual Advance                                                                                                          0.00
Total Interest                                                                                                    9,604,609.01
Servicing Fee                                                                                                       488,565.67
Investor Interest Collections                                                                                     9,116,043.34

Beginning Loan Group Balance                                                                                  1,172,557,615.64
Principal payments on Morgage Loans                                                                              69,959,611.50
Net Liquidation Proceeds (Allocable to Principal)                                                                         0.00
Insurance Proceeds (Allocable to Principal)                                                                               0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                               0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                           0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                             0.00
Transfer Deposit Amount                                                                                                   0.00
Total Principal                                                                                                  69,959,611.50
Investor Principal Collections                                                                                   69,959,611.50
Additional Balances                                                                                              19,175,360.15
Ending Principal Balances                                                                                     1,121,772,336.15
Total Collections                                                                                                79,075,654.84
Scheduled Principal Payment                                                                                      50,784,251.35

Mortgage Loans Average Daily Balance                                                                          1,165,972,107.18
Number of Mortgage Loans at beginning of Collection Period                                                           16,449.00
Number of Mortgage Loans at end of Collection Period                                                                 15,855.00
Loan Group Balance at beginning of Collection Period                                                          1,172,557,615.64
Loan Group Balance at end of Collection Period                                                                1,121,772,336.15

Note Principal Balance of the Class 2-A Note                                                                  1,121,773,922.34
Original Note Principal Balance of the Class 2-A Note                                                         1,330,000,000.00
Class 2-A Factor                                                                                                          0.84

Weighted average remaining term of Morgage Loans                                                                        290.21
Weighted Average Loan Rate                                                                                          10.028741%
Weighted Average Net Loan Rate                                                                                       8.400741%

Excess Interest                                                                                                   1,300,950.96

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                             0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                          0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                       0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      71,921.29
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                  163,842.58
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                     0.01%

Loans with Credit Limit Modification - current                                                                    1,148,228.72
Loans with Credit Limit Modification - cumulative                                                                 3,075,266.41
Loans with Credit Limit Modification - % of Initial                                                                      0.17%

Loans with Gross Margin Modification - current                                                                       50,800.88
Loans with Gross Margin Modification - cumulative                                                                   477,064.29
Loans with Gross Margin Modification - % of Initial                                                                      0.03%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                       812,124.88
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                  1,624,249.76
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                       0.09%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                   1,295,268.78
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                2,344,037.56
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                     0.13%

Loans with Credit Limit Modification - current                                                                    1,168,545.00
Loans with Credit Limit Modification - cumulative                                                                 2,871,466.76
Loans with Credit Limit Modification - % of Initial                                                                      0.16%

Loans with Gross Margin Modification - current                                                                       70,624.37
Loans with Gross Margin Modification - cumulative                                                                   445,556.28
Loans with Gross Margin Modification - % of Initial                                                                      0.02%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                            0.00
Guaranteed Principal Payment Amount                                                                                       0.00
Guaranteed Payment                                                                                                2,244,132.85
Rolling Three Month Delinquency Rate                                                                                      0.26

Loan Group 2
Credit Enhancement Draw Amount                                                                                            0.00
Guaranteed Principal Payment Amount                                                                                   1,586.19
Guaranteed Payment                                                                                                5,565,053.89
Rolling Three Month Delinquency Rate                                                                                      0.63

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2007 Bank of New York & Co. All rights reserved.
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